                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment [ ]; Amendment Number: _________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Nationwide Fund Advisors
Address: 1200 River Road
         Conshohocken, PA 19428

Form 13F File Number: 28-05161

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name: /s/ Joseph Finelli
      -------------------------------
Title: Treasurer
Phone: 484-530-1300

Signature, Place, and Date of Signing:


          /s/ Joseph Finelli              Conshohocken, PA           2/9/09
-------------------------------------   --------------------   -----------------
               (Signature)                  (City, State)            (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                          Form 13 F Nationwide Summary

Report Summary:

Number of Other Included Managers:              24
Form 13F Information Table Entry Total:      2,623
Form 13F Information Table Value Total:  8,615,068
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F File number(s) of all institutional investment managers with respect to which this report is filed, other manager filing this report.

(If there are no entries in this list, state "NONE" and omit the column headings and list)

No    Form 13F File   Name
---   -------------   ----------------------------------------------------------
05    028-4466        Waddell & Reed Investment Management Company
08    028-1482        J.P. Morgan Investment Management, Inc.
11    028-595         Neuberger & Berman Management, Inc.
19    028-6539        Northpointe Capital
23    028-1091        American Century Investment Management, Inc.
24    028-4688        Oberweis Asset Management, Inc.
25    028-10968       Epoch Investment Partners, Inc.
26    028-11866       Morgan Stanley Investment Management, Inc.
28    028-12016       Blackrock Investment Management LLC
29    000-29961       AllianceBernstein, L.P.
30    028-00090       Putnam Investment Management LLC
31    028-10648       Diamond Hill Capital Management, Inc.
32    028-10249       Deutsche Investment Management Americas, Inc.
33    028-01186       Dimensional Fund Advisors
34    005-44209       Goldman Sachs Asset Management, L.P.
35    005-62077       Thompson, Siegel & Walmsley LLC
36    028-12459       Van Kampen Advisors
37    005-39745       Wellington Management Co. LLP
38    028-00165       Wells Fargo & Company
39    28-11020        Aberdeen Asset Management, Inc.
40    028-04903       Gartmore Global Asset Management Ltd.
41    005-61683       AIM Investments Ltd.
43    028-10477       Riversource Investments, LLC
44    028-00203       Oppenheimer Funds, Inc.